Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Registrant Name	UFP TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-12648
Entity Tax Identification Number	04-2314970
Entity Address, Address Line One	100 Hale Street
Entity Address, City or Town	Newburyport
Entity Address, State or Province	MA
Entity Address, Country	US
Entity Address, Postal Zip Code	01950-3504
City Area Code	978
Local Phone Number	352-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	UFPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0000914156